                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

                     Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
              (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 29, 2008

MARKET CONDITIONS

Throughout most of the fiscal period under review, U.S. economic growth weakened. Gross domestic product (GDP), which rose 4.9 percent in the third quarter of 2007, expanded by only 0.6 percent in the final quarter of the year. Job growth, as measured by non-farm payrolls, averaged less than 40,000 per month, and contracted in both January and February. Consumer confidence declined steadily through the period, reaching its lowest level in approximately five years in February.

Financial markets grew increasingly volatile during the reporting period. The fallout from the subprime mortgage sector's troubles spread across the broader fixed income and lending markets. Citing deteriorating financial market conditions and the negative impact that tighter credit conditions could have in restraining economic growth, the Federal Open Market Committee (the "Fed") began reducing its federal funds target rate in September, cutting the rate five times during the six-month reporting period by a total of 225 basis points to 3.0 percent. On December 12, seeking to further improve credit market liquidity, the Fed announced the creation of a Term Auction Facility (TAF), whereby term funds would be auctioned to depository institutions against a wide variety of collateral. TAF auctions are likely to continue for as long as credit market conditions warrant. The Federal Reserve Chairman stated that the Fed is prepared to act in a decisive and timely manner based on a worsening economic outlook, more pronounced risks and further deepening of the housing contraction.

PERFORMANCE ANALYSIS

As of February 29, 2008, Morgan Stanley Liquid Asset Fund had net assets of approximately $8.3 billion and an average portfolio maturity of 71 days. For the six-month period ended February 29, 2008, the Fund provided a total return of
2.25 percent. For the seven-day period ended February 29, 2008, the Fund provided an effective annualized yield of 3.57 percent and a current yield of
3.51 percent, while its 30-day moving average yield for February was 3.73 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. Over the six-month review period, we believed that the Fed would continue to reduce its target federal funds rate in order to improve credit market liquidity and to help insure that the housing market deterioration would not spillover into the broader economy. As such, we sought to extend the Fund's weighted average maturity. We made purchases of deposit liabilities and senior obligations of what we consider to be strong financial institutions and corporations in the three-month and longer segment of the money market curve. In an effort to help ensure sufficient liquidity, we barbelled these trades with purchases of overnight repurchase agreements and two month and shorter traditional asset-backed commercial paper.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Commercial Paper                   44.7%
Certificates of Deposit            38.8
Floating Rate Notes                 9.3
U.S. Governments Agencies           3.4
Repurchase Agreements               1.9
Corporate Bond Notes                1.1
Short-Term Bank Notes               0.8




MATURITY SCHEDULE
1 - 30 Days                        27.2%
31 - 60 Days                       21.2
61 - 90 Days                       21.7
91 - 120 Days                      10.6
121 + Days                         19.3



Data as of February 29, 2008. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO

THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.



HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 - 02/29/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                              BEGINNING          ENDING        EXPENSES PAID
                                            ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                            -------------    -------------    --------------
                                                                                09/01/07 -
                                               09/01/07         02/29/08         02/29/08
                                            -------------    -------------    --------------
Actual (2.25% return)...................      $1,000.00        $1,022.50           $3.32
Hypothetical (5% annual return before
  expenses).............................      $1,000.00        $1,021.58           $3.32



---------
  * Expenses are equal to the Fund's annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 182**/366 (to reflect the one-half year period).

  ** Adjusted to reflect non-business days accruals.

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)


                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS                                         PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
           Commercial Paper (45.0%)
           Asset-Backed - Auto (0.6%)
 $ 30,000  DaimlerChrysler Revolving Auto
             Conduit LLC Series II..........   3.21       %           05/08/08        $   29,819,800
   16,000  New Center Asset Trust Series
             II.............................   3.76                   03/03/08            15,996,666
                                                                                      --------------
                                                                                          45,816,466
                                                                                      --------------
           Asset-Backed - Consumer (6.3%)
   15,000  CAFCO LLC*.......................   3.35                   04/18/08            14,933,600
  189,000  CRC Funding LLC*.................   3.13 - 3.30      04/25/08 - 05/28/08      187,795,285
   83,000  Gemini Securitization Corp.,
             LLC*...........................   3.12                   05/08/08            82,513,989
   70,937  Old Line Funding, LLC*...........   3.21             04/25/08 - 05/02/08       70,578,875
   20,000  Palisades CP*....................   3.51                   03/07/08            19,988,333
  124,391  Ranger Funding Co LLC*...........   3.24 - 4.17      04/11/08 - 04/23/08      123,805,026
   30,000  Thunder Bay Funding LLC*.........   3.30 - 3.38      03/14/08 - 04/18/08       29,931,928
                                                                                      --------------
                                                                                         529,547,036
                                                                                      --------------
           Asset-Backed - Corporate (3.2%)
  109,000  Atlantis One Funding*............   3.12                   05/09/08           108,352,358
  151,000  CIESCO LLC*......................   3.12 - 4.94      03/26/08 - 05/07/08      150,405,343
   10,000  Nieuw Amsterdam Receivables
             Corp*..........................   3.27                   05/16/08             9,931,389
                                                                                      --------------
                                                                                         268,689,090
                                                                                      --------------
           Asset-Backed - Diversified (1.8%)
   75,000  Falcon Asset Sec Co LLC*.........   3.31                   03/20/08            74,869,375
   73,000  Liberty Street Funding LLC*......   3.40 - 4.03      03/20/08 - 03/28/08       72,822,575
                                                                                      --------------
                                                                                         147,691,950
                                                                                      --------------
           Asset-Backed - Mortgage (0.9%)
   73,000  Cancara Asset Sec LLC*...........   3.18 - 3.95      04/21/08 - 05/23/08       72,521,538
                                                                                      --------------

           Asset-Backed - Securities (4.9%)
   25,000  Amstel Funding Corp.*............   4.79                   03/10/08            24,970,313
  257,000  Scaldis Capital LLC*.............   4.19 - 5.50      03/03/08 - 04/15/08      256,338,839
  130,000  Solitaire Funding LLC*...........   3.27                   06/05/08           128,885,800
                                                                                      --------------
                                                                                         410,194,952
                                                                                      --------------
           Banking (5.9%)
   33,000  Bank of America Corp. ...........   4.99                   03/25/08            32,892,640
  412,500  Citigroup Funding Inc. ..........   3.19 - 5.50      03/18/08 - 05/22/08      409,980,908
   50,000  JPMorgan Chase & Co. ............   5.15                   03/07/08            49,958,000
                                                                                      --------------
                                                                                         492,831,548
                                                                                      --------------

                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS                                         PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
           Financial Conglomerates (2.7%)
 $230,500  General Electric Capital Corp. ..   2.80 - 4.08%     07/07/08 - 09/22/08   $  227,080,311
                                                                                      --------------

           Insurance (0.3%)
   25,000  ING America Insurance-Holding
             Inc. ..........................   5.02                   03/28/08            24,907,188
                                                                                      --------------

           International Banks (17.5%)
  105,000  Bank of Ireland*.................   3.20                   04/25/08           104,489,875
   95,000  Barclays U.S. Funding LLC........   3.05 - 3.12      05/09/08 - 08/27/08       93,850,838
  208,000  DnB Nor Bank ASA*................   3.15 - 4.80      03/31/08 - 05/30/08      206,873,567
   39,000  KBC Financial Products
             International*.................   3.02 - 4.90      05/23/08 - 07/03/08       38,585,321
  317,000  Royal Bank of Scotland*..........   2.92 - 4.92      04/28/08 - 08/14/08      312,901,859
  166,000  Santander Central Hispano Finance
             (Del) Inc. ....................   4.73 - 5.14      03/28/08 - 06/02/08      164,412,010
  266,190  Societe Generale N.A., Inc. .....   3.74 - 4.91      04/21/08 - 07/21/08      263,366,119
  107,000  Swedbank.........................   3.07 - 4.32      04/14/08 - 05/02/08      106,442,240
  173,000  UBS Finance (Delaware) LLC.......   3.23 - 5.16      03/14/08 - 07/18/08      171,973,953
                                                                                      --------------
                                                                                       1,462,895,782
                                                                                      --------------
           Investment Banks/Brokers (0.9%)
   75,000  Goldman Sachs Group, Inc. (The)..   4.01                   05/23/08            74,316,979
                                                                                      --------------
           Total Commercial Paper  (Cost $3,756,492,840)...........................    3,756,492,840
                                                                                      --------------
           Certificates of Deposit (39.0%)
           Domestic Banks (1.0%)
   50,000  Union Bank of California, NA.....   4.70                   03/31/08            50,000,000
   35,000  Wachovia Bank, NA................   3.03                   07/11/08            35,147,348
                                                                                      --------------
                                                                                          85,147,348
                                                                                      --------------
           International Banks (38.0%)
  150,000  Bank of Montreal-Chicago.........   2.91 - 5.09      04/18/08 - 08/07/08      150,045,093
  366,000  Bank of Scotland.................   3.10 - 5.04      03/13/08 - 06/11/08      365,991,886
  317,000  Barclays Bank plc................   2.95 - 5.37      03/17/08 - 11/24/08      317,162,172
  373,000  BNP Paribas......................   2.96 - 4.88      04/24/08 - 07/09/08      373,595,968
  353,000  Calyon...........................   3.03 - 4.92      03/24/08 - 07/25/08      353,027,498
   91,000  Canadian Imperial Bank...........   4.70 - 4.78      03/12/08 - 04/30/08       90,998,427
  137,000  Credit Suisse - NY...............   4.87 - 5.46      03/12/08 - 06/06/08      137,000,000
   95,000  Deutsche Bank AG.................   3.02                   05/02/08            95,000,000
   58,000  Fortis Bank - NY.................   3.15                   05/28/08            58,000,000
  215,000  NATIXIS..........................   3.00 - 4.73      03/31/08 - 08/04/08      214,946,117
  100,000  Royal Bank of Scotland plc.......   4.80 - 4.96      04/14/08 - 04/30/08      100,000,000
  211,000  Banco Santander Central Hispano
             SA.............................   3.00 - 3.05      07/31/08 - 08/22/08      211,007,129

                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS                                         PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
 $148,000  Societe Generale.................   3.13 - 5.08%     03/20/08 - 05/13/08   $  148,008,165
   90,000  Svenska Handelsbanken............       5.13               04/07/08            90,000,000
  231,000  Toronto Dominion Bank............   2.92 - 5.02      03/17/08 - 08/29/08      231,000,000
  237,000  UBS AG...........................   4.00 - 5.46      03/03/08 - 06/16/08      237,002,260
                                                                                      --------------
                                                                                       3,172,784,715
                                                                                      --------------
           Total Certificates of Deposit  (Cost $3,257,932,063)....................    3,257,932,063
                                                                                      --------------
           Floating Rate Notes (9.4%)
           Asset-Backed - Structured
           Investment Vehicles (2.0%)
   92,000  Asscher Finance Corp.*...........   4.83+                 03/25/08++           91,997,052
   73,000  Cullinan Finance Corp.*..........   3.07+                 03/03/08++           72,997,516
                                                                                      --------------
                                                                                         164,994,568
                                                                                      --------------
           Finance - Auto (1.1%)
   50,000  American Honda Finance Corp.*....   3.15+                 05/06/08++           50,000,000
   43,000  Toyota Motor Credit Corp. .......   3.09+                 03/03/08++           43,002,242
                                                                                      --------------
                                                                                          93,002,242
                                                                                      --------------
           Domestic Banks (0.5%)
   41,000  Wachovia Bank NA.................   4.75+                 04/04/08++           41,000,000
                                                                                      --------------

           International Banks (3.5%)
  150,000  Banco Bilbao Vizcaya
             Argentaria - NY................   4.65+                 04/03/08++          149,995,232
   50,000  BNP Paribas*.....................   3.13+                 05/07/08++           50,000,000
   90,000  NATIXIS..........................   4.77+                 03/31/08++           89,997,488
                                                                                      --------------
                                                                                         289,992,720
                                                                                      --------------
           Investment Banks/Brokers (2.3%)
   43,000  Deutsche Bank AG.................   4.75+                 03/21/08++           43,000,000
  150,000  Merrill Lynch & Co. Inc.*........   3.26+                 03/18/08++          150,000,000
                                                                                      --------------
                                                                                         193,000,000
                                                                                      --------------
           Total Floating Rate Notes  (Cost $781,989,530)..........................      781,989,530
                                                                                      --------------
           U.S. Government
           Agencies - Discount Notes (3.1%)
  163,714  Federal Home Loan Banks..........   2.55 - 4.34      03/19/08 - 08/06/08      162,543,752
   97,685  Federal National Mortgage Assoc..   4.23 - 4.40      03/26/08 - 06/11/08       97,044,184
                                                                                      --------------
           Total U.S. Government Agencies - Discount Notes  (Cost $259,587,936)....      259,587,936
                                                                                      --------------

                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS                                         PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
           Repurchase Agreements (1.9%)
 $155,000  Barclays Capital Inc. (dated
             02/29/08; proceeds
             $155,041,075) (a)..............   3.18       %           03/03/08        $  155,000,000
    2,256  The Bank of New York (dated
             02/29/08; proceeds $2,256,679)
             (b)............................   3.00                   03/03/08             2,256,115
                                                                                      --------------
           Total Repurchase Agreement  (Cost $157,256,115).........................      157,256,115
                                                                                      --------------
           Corporate Bond Notes (1.1%)
           Asset-Backed - Structured
           Investment Vehicles
   70,000  Asscher Finance Corp.*...........   5.45                   06/25/08            70,000,000
   25,000  Cullinan Finance Corp.*..........   5.40                   04/25/08            25,000,000
                                                                                      --------------
           Total Corporate Bond Notes  (Cost $95,000,000)..........................       95,000,000
                                                                                      --------------
           Short-Term Bank Note (0.8%)
   65,000  Bank of America Corp. (Cost
             $65,000,000)...................   4.75                   04/07/08            65,000,000
                                                                                      --------------

           U.S. Government Agencies - Debenture Bonds (0.3%)
   25,000  Federal Home Loan Banks (Cost
             $25,000,000)...................   4.45                   11/05/08            25,000,000
                                                                                      --------------




           Total Investments  (Cost $8,398,258,484) (c).....    100.6%   8,398,258,484

           Liabilities in Excess of Other Assets ...........     (0.6)    (49,797,115)
                                                                -----   --------------
           Net Assets ......................................    100.0%  $8,348,461,369
                                                                =====   ==============




----------

 *   Resale is restricted to qualified institutional investors.
 +   Rate shown is the rate in effect at February 29, 2008.
 ++  Date of next interest rate reset.
(a)  Collateralized by Federal National Mortgage Assoc. 4.50% -
     6.00% due 03/01/23 - 09/01/37 valued at $157,410,731 and
     Freddie Mac 6.00% due 12/01/37 valued at $689,270.
(b)  Collateralized by Federal National Mortgage Assoc. 6.03% due
     04/01/36 valued at $2,301,237.
(c)  Cost is the same for federal income tax purposes.




                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (unaudited)


Assets:
Investments in securities, at value
  (cost $8,398,258,484).......................................  $8,398,258,484
Cash..........................................................          90,056
Receivable for:
  Interest...................................................       42,917,606
  Capital stock sold.........................................          502,756
Prepaid expenses and other assets.............................         172,094
                                                                --------------
  Total Assets...............................................    8,441,940,996
                                                                --------------
Liabilities:
Payable for:
  Investments purchased......................................       49,577,000
  Capital stock redeemed.....................................       38,767,190
  Investment advisory fee....................................        1,564,880
  Transfer agent fee.........................................        1,161,845
  Distribution fee...........................................          666,064
  Administration fee.........................................          333,032
  Dividends and distributions to shareholders................          154,567
Accrued expenses and other payables...........................       1,255,049
                                                                --------------
  Total Liabilities..........................................       93,479,627
                                                                --------------
  Net Assets.................................................   $8,348,461,369
                                                                ==============
Composition of Net Assets:
Paid-in-capital...............................................  $8,347,848,104
Accumulated undistributed net investment income...............         680,363
Net realized loss.............................................         (67,098)
                                                                --------------
  Net Assets.................................................   $8,348,461,369
                                                                ==============
Net Asset Value Per Share
8,348,514,866 shares outstanding (50,000,000,000 shares
  authorized of $.01 par value)...............................           $1.00
                                                                         =====





                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 29, 2008 (unaudited)


Net Investment Income:
Interest Income................................................  $232,670,210
                                                                 ------------
Expenses
Transfer agent fees and expenses...............................    11,121,620
Investment advisory fee........................................    10,514,911
Distribution fee...............................................     4,527,093
Administration fee.............................................     2,263,547
Shareholder reports and notices................................       591,009
Custodian fees.................................................       159,475
Registration fees..............................................       101,540
Directors' fees and expenses...................................        81,335
Professional fees..............................................        33,290
Other..........................................................       341,747
                                                                 ------------
  Total Expenses..............................................     29,735,567
Less: expense offset...........................................       (49,836)
                                                                 ------------
  Net Expenses................................................     29,685,731
                                                                 ------------
  Net Investment Income.......................................    202,984,479
  Net Realized Loss on investments............................     (9,063,901)
  Net increase from payments by affiliate (Note 4)............      8,996,803
                                                                 ------------
Net Increase...................................................  $202,917,381
                                                                 ============





                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    FEBRUARY 29, 2008   AUGUST 31, 2007
                                                    -----------------   ---------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................   $   202,984,479    $   598,842,169
Net realized gain (loss)..........................        (9,063,901)             1,500
Net increase from payments by affiliate...........         8,996,803           --
                                                     ---------------    ---------------
  Net Increase...................................        202,917,381        598,843,669
                                                     ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income.............................      (202,986,347)      (598,839,959)
Net realized gain.................................          --                   (1,500)
                                                     ---------------    ---------------
  Total Dividends and Distributions..............       (202,986,347)      (598,841,459)
                                                     ---------------    ---------------
Net decrease from capital stock transactions......    (2,102,886,858)    (6,434,503,553)
                                                     ---------------    ---------------
  Net Decrease...................................     (2,102,955,824)    (6,434,501,343)
Net Assets:
Beginning of period...............................    10,451,417,193     16,885,918,536
                                                     ---------------    ---------------
End of Period
(Including accumulated undistributed net
investment income of $680,363 and $682,231,
respectively).....................................   $ 8,348,461,369    $10,451,417,193
                                                     ===============    ===============





                        See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets in excess of $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Shareholder Services Plan
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares. Pursuant to a Shareholder Services Plan (the "Plan") with the Distributor, the Fund pays the Distributor as compensation for the provision of services to shareholders a service fee, accrued daily and payable monthly, up to 0.15% on an annualized basis of the Fund's average daily net assets. For the six months ended February 29, 2008, the service fee was accrued at the annual rate of 0.10%.

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 29, 2008, aggregated $49,651,955,506 and $51,951,959,060, respectively.

On October 23, 2007, a security owned by the Fund was subject to a credit downgrade by a rating agency. As a result of this downgrade, the Adviser determined that the security was no longer an eligible security for the Fund to own. As a result, the Adviser purchased this security from the Fund at amortized cost plus accrued interest. Prior to the purchase, the Fund owned $90,000,000 par value of this security. Had this security been sold to a third party, the Fund would have realized a loss of approximately $8,996,803. As a result, this estimated loss along with an offsetting payment from the Adviser has been reflected in the Statement of Operations and Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Adviser, had no impact on the Fund's net assets, net asset value per share or net investment income.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 29, 2008, included in Directors' fees and expenses in the Statement of Operations amounted to $3,005. At February 29, 2008, the Fund had an accrued pension liability of $61,266 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

5. Capital Stock
Transactions in capital stock, at $1.00 per share, were as follows:

                                                       FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    FEBRUARY 29, 2008   AUGUST 31, 2007
                                                    -----------------   ---------------

                                                          (unaudited)
Shares sold.......................................     6,238,159,528     24,966,716,052
Shares issued in reinvestment of dividends and
  distributions...................................       202,076,166        597,670,096
                                                      --------------    ---------------
                                                       6,440,235,694     25,564,386,148
Shares redeemed...................................    (8,543,122,552)   (31,998,894,113)
                                                      --------------    ---------------
Net decrease......................................    (2,102,886,858)    (6,434,507,965)
                                                      ==============    ===============




6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX               FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     -----------------------------------------------
                                               FEBRUARY 29, 2008     2007      2006      2005      2004      2003
                                               -----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........        $ 1.00         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                     ------         ------    ------    ------    ------    ------
Net income from investment operations........         0.022          0.047     0.040     0.020     0.006     0.009

Less dividends from net investment income....        (0.022)        (0.047)+  (0.040)   (0.020)+  (0.006)+  (0.009)
                                                     -------       --------- --------  --------- --------- --------

Net asset value, end of period...............         $1.00          $1.00     $1.00     $1.00     $1.00     $1.00
                                                      =====          =====     =====     =====     =====     =====

Total Return.................................          2.25%(1)(3)    4.86%     4.10%     2.03%     0.58%     0.86%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.66%(2)       0.67%     0.60%     0.59%     0.58%     0.56%

Net investment income........................          4.47%(2)       4.73%     3.99%     1.98%     0.57%     0.85%

Supplemental Data:
Net assets, end of period, in millions.......        $8,348        $10,451   $16,886   $18,072   $20,475   $23,081



----------

 +   Includes capital gain distribution of less than $0.001.
(1)  Not annualized.
(2)  Annualized.
(3)  The Investment Adviser fully reimbursed the Fund for losses incurred resulting from the disposal of investments. Without this reimbursement, the total return was 2.15%. (See Note 4.)




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund Inc.



Semiannual Report
February 29, 2008



ILASAN
IU08-02227P-T02/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008


                                        3